Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class N
Account Value [Line Items]
Line Graph and Table Measure Name	Chase Growth Fund Class N
Account Value	$ 323,684	$ 215,624	$ 186,249	$ 227,259	$ 181,446	$ 159,933	$ 160,439	$ 133,584	$ 113,190	$ 103,704	$ 100,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Chase Growth Fund Institutional Class
Account Value	$ 327,880	218,247	188,236	229,529	183,094	161,223	161,703	134,481	113,833	104,071	100,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 350,980	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385	100,000
Lipper Multi-Cap Growth Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Growth Fund Index
Account Value	$ 329,756	241,444	201,101	295,211	230,565	168,841	166,116	135,540	111,992	102,205	100,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 350,980	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385	100,000
Lipper Multi-Cap Growth Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Growth Fund Index
Account Value	$ 329,756	$ 241,444	$ 201,101	$ 295,211	$ 230,565	$ 168,841	$ 166,116	$ 135,540	$ 111,992	$ 102,205	$ 100,000